Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2018	¥ 199,807
2019	69,850
2020	43,327
2021	9,631
2022	8,754
Later fiscal years	12,538
Total	¥ 343,907